STOCKHOLDERS' EQUITY - Common Stock Shares (Details) - $ / shares	3 Months Ended	4 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Class A ordinary shares subject to possible redemption		18,582,720
Class A Common Stock
Class of Stock [Line Items]
Common shares, shares authorized	300,000,000	300,000,000
Common shares, par value, (per share)	$ 0.0001	$ 0.0001
Common Stock, Voting Rights	one	one
Common shares, shares issued	3,554,936	4,417,280
Common shares, shares outstanding	3,554,936	4,417,280
Class A ordinary shares subject to possible redemption	19,445,064	18,582,720
Class A ordinary shares subject to redemption
Class of Stock [Line Items]
Class A common stock subject to possible redemption, issued (in shares)		18,582,720
Class A ordinary shares subject to possible redemption	19,455,064	18,582,720
Class B ordinary shares
Class of Stock [Line Items]
Common shares, shares authorized	30,000,000	30,000,000
Common shares, par value, (per share)	$ 0.0001	$ 0.0001
Common Stock, Voting Rights	one	one
Common shares, shares issued	5,750,000	5,750,000
Common shares, shares outstanding	5,750,000	5,750,000
Aggregated shares issued upon converted basis (in percent)	20.00%	20.00%